Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule of minimum future rental annual payments under the operating lease for the stated fiscal year ends:

3/31/2016	30,859
3/31/2017	123,453
3/31/2018	83,111
3/31/2019	62,940
3/31/2020	15,735
$316,098

The following is a schedule of minimum future rental annual payments under the operating lease for the stated fiscal year ends:
Amount
3/31/16	$55,283
3/31/17	55,667
3/31/18	18,647
$129,597